Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2013, 2012 and 2011 consist of the following:

	2013	2012	2011

Current	$208,000	$554,569	$334,354
Deferred	1,032,000	516,431	(232,354)

Total provision for income taxes	$1,240,000	$1,071,000	$102,000

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2013	2012	2011

Expected tax using statutory tax rate of 34%	$1,999,600	$1,889,000	$1,035,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(630,600)	(608,900)	(670,000)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,100	1,800	3,000
Tax-exempt income on life insurance contracts	(140,100)	(144,700)	(155,200)
Deductible dividends paid to United Bancshares, Inc. ESOP	(23,700)	(6,000)	(1,500)

Uncertain tax position reserves	7,600	(66,700)	(115,100)
Other, net	26,100	6,500	5,600

Total provision for income taxes	$1,240,000	$1,071,000	$102,000

The deferred income tax expense (benefit) of $1,032,000 in 2013, $516,431 in 2012, and $(232,354) in 2011 resulted from the tax effects of temporary differences. There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below:

	2013	2012

Deferred tax assets:
Allowance for loan losses	$1,378,600	$2,370,000
Deferred compensation	292,600	299,500
Alternative minimum tax credits	614,000	432,400
Nonaccrual loan interest	284,000	464,000
Deferred loan fees	161,000	161,600
Other real estate owned	257,600	182,800
Accrued vacation expense	122,400	118,300
Unrealized loss on securities available-for-sale	699,700	-
Other	100,200	94,600
Net operating loss	202,000	-

Total deferred tax assets	$4,112,100	$4,123,200

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	$-	$1,904,700
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	475,500	316,500
Depreciation and amortization	2,248,400	2,020,500
Prepaid expenses	27,900	95,800
Other	19,300	17,100

Total deferred tax liabilities	3,648,600	5,232,100

Net deferred tax assets (liabilities)	$463,500	$(1,108,900)

Net deferred tax assets (liabilities) at December 31, 2013 and 2012 are included in other assets (liabilities) in the consolidated balance sheets.

The Corporation has $594,000 of federal losses which, for administrative ease, Management is electing to carry forward since carryback would only increase our alternative minimum tax credit carryforward. These losses will expire in 2033; the alternative minimum tax credit has an indefinite life.

Management believes it is more likely than not that the benefit of deferred tax assets will be realized. Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2013 and 2012.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012

Balance at January 1	$66,000	$126,800
Additions based on tax positions related to the current year	6,100	11,100
Reductions due to the statute of limitation	-	(71,900)

Balance at December 31	$72,100	$66,000

The Corporation had unrecognized tax benefits of $72,100 and $66,000 at December 31, 2013 and 2012, respectively. Such unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate in future periods.  The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $4,500 at December 31, 2013 and $3,000 at December 31, 2012, respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2010. There are no current federal examinations of the Corporations open tax years.